Financial Instruments - Summary of Disclosure in Tabular Form of Open Currency Forward Contracts (Detail) - Sell Open Currency Forward Contracts [Member]	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Sell US Dollars
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.36	1.3	1.30	1.33
Foreign currency million	0.2	1.2	5.2	28.7
Sell US Dollars | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate		1.3	1.29	1.34
Foreign currency million		0.3	3.1	8.9
Sell US Dollars | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.36	1.3	1.31	1.32
Foreign currency million	0.2	0.7	2.0	11.5
Sell US Dollars | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate		1.3	1.24	1.33
Foreign currency million		0.2	0.1	8.3
Sell Euros
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.16	1.11	1.14	1.11
Foreign currency million	21.0	13.5	18.0	43.8
Sell Euros | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.16	1.12	1.14	1.11
Foreign currency million	8.2	5.7	8.1	11.8
Sell Euros | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.16	1.10	1.15	1.11
Foreign currency million	6.9	3.5	6.5	13.2
Sell Euros | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.17	1.10	1.12	1.11
Foreign currency million	5.9	4.3	3.4	17.4
Sell Euros | 13 to 18 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate				1.14
Foreign currency million				1.4
Sell Yen
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	151.72	136.74	137.60	142.74
Foreign currency million	1,209.2	724.8	867.9	2,111.0
Sell Yen | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	150.88	137.16	139.13	145.26
Foreign currency million	461.0	287.5	373.4	430.7
Sell Yen | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	152.58	135.74	138.02	143.23
Foreign currency million	452.2	233.0	219.4	484.8
Sell Yen | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	151.73	137.28	135.36	141.58
Foreign currency million	296.0	196.4	268.7	954.5
Sell Yen | 13 to 18 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate		137.96	131.73	141.99
Foreign currency million		7.9	6.4	241.0
Sell Chinese Renminbi
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.96	8.98	9.05	8.97
Foreign currency million	58.3	40.0	32.9	115.7
Sell Chinese Renminbi | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	9.03	8.96	9.11	8.91
Foreign currency million	24.5	15.4	19.4	34.1
Sell Chinese Renminbi | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.99	9.03	8.99	8.96
Foreign currency million	17.2	12.6	7.5	27.0
Sell Chinese Renminbi | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.85	8.97	8.90	9.02
Foreign currency million	16.6	12.0	6.0	54.6